Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	55,860	¥ 51,415
Finished goods	59,835	59,586
Write-down on residential condominiums under development	703	936	¥ 916
Capitalized interest costs primarily related to specific environment and energy business and long-term development projects	940	1,043	1,066
Advertising expense	20,650	26,083	25,309
Increase (decrease) in retained earnings	2,555,585	2,315,283
Increase (decrease) in accumulated other comprehensive income	(61,343)	(45,566)
Total revenues	2,434,864	2,862,771	2,678,659
Finance Revenues
Significant Accounting Policies [Line Items]
Total revenues	242,893	228,252	211,852
Accounting Standards Update 2014-09
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	405
Accounting Standards Update 2016-01
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	2,899
Increase (decrease) in accumulated other comprehensive income	(2,899)
Accounting Standards Update 2016-16
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	3,772
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Increase in right-of-use asset	286,000
Increase in lease liabilities	286,000
Accounting Standards Update 2016-18
Significant Accounting Policies [Line Items]
Effect of adoption on cash, cash equivalents, restricted cash and restricted cash equivalents, period increase (decrease)	¥ 38,672	(9,466)	12,363
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	8 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	28 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 28,133	25,444	20,976
Accumulated depreciation	102,185	101,103
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	4,912	5,131	¥ 5,380
Accumulated depreciation	¥ 54,499	¥ 51,395
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	22 years